Accrued Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued goods and services received, not invoiced	$ 14.2	$ 19.7
Accrued payroll and bonus	13.2	12.3
Other accrued expenses	40.6	45.0
Total	$ 68.0	$ 77.0